INCOME TAXES	12 Months Ended
Dec. 31, 2024
Text block [abstract]
INCOME TAXES
18.	INCOME TAXES
A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2024	2023
Net income (loss) before taxes for the year	$(82,126)	$68,756
Statutory rate	27.00%	27.00%
Expected income tax expense (recovery)	$(22,174)	$18,564
Permanent differences	11,639	7,617
Impact of renunciation of flow-through shares	-	1,328
Impact of (gain) loss recognized in other comprehensive income	(4,567)	328
Impact of (gain) loss on convertible debentures	(3,550)	13,900
Impact on deconsolidation of IsoEnergy	-	(27,361)
Change in unrecognized deductible temporary differences	14,085	(15,778)
Other	-	(10)
Deferred income tax expense (recovery)	$(4,567)	$(1,412)
The Company’s income tax recovery is comprised of the following:

	2024	2023
Deferred income tax expense (recovery)	$(4,567)	$(1,412)
Total	$(4,567)	$(1,412)
The Company’s deferred tax items recognized in other comprehensive income (loss) during the year:

	2024	2023
Change in fair value of convertible debentures attributable to the change in credit risk	$4,114	$(328)
Share of other comprehensive income (loss) of associate	453	-

Change in fair value of marketable securities	-	(121)
Deferred tax expense (recovery) charged to OCI	$4,567	$(449)
The tax effects of temporary differences between amounts recorded in the Company’s accounts and the corresponding amounts as calculated for income tax purposes give rise to the following deferred tax (assets) and liabilities:

	2024	2023
Exploration and evaluation assets	$67,276	$46,658
Convertible debentures	12,928	1,559
Non-capital losses	(103,636)	(73,070)
Investment in associate	23,432	24,853
Net deferred tax liabilities	$-	$-
Movement in the Company’s deferred tax liability balance in the year is as follows:

	2024	2023
Opening balance	$-	$867
Recognized in income tax expense (recovery)	(4,567)	657
Recognized in OCI/equity	4,567	(449)
Disposal due to deconsolidation of IsoEnergy	-	(1,075)
Net deferred tax liabilities	$-	$-

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

Temporary Differences	2024	Expiry Date Range	2023	Expiry Date Range
Non-capital losses available for future periods	$122,375	2029 to 2044	$96,732	2029 to 2043
Convertible debentures	9,925	-	-	-
Other	41,489	-	14,404	-
The Company has
non-capital
losses of $506,213 (2023: $368,087) which expire from 2029 to 2044. In addition, the company has investment tax credits of $427 which expire in 2032.
Tax attributes are subject to review, and potential adjustment, by tax authorities.